Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 199,718,637	$ 149,030,052
Less: accumulated depreciation	(30,378,364)	(19,990,558)
Property and equipment, net	169,340,273	129,039,494
Construction in progress [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	9,701,166	10,320,596
Machinery [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	133,975,505	116,977,275
Building [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	52,901,789	18,400,135
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	2,736,613	2,781,912
Vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 403,564	$ 550,134